Note 11 - Capital Leased Assets and Capital Lease Obligations - Annual Lease Payments (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Capital lease payments 2017	$ 25,096
Capital lease payments 2018	49,798
Capital lease payments 2019	49,798
Capital lease payments 2020	49,895
Capital lease payments 2021	49,798
Capital lease payments 2022 and thereafter	253,339
Capital lease payments Total	477,724
Less: Amount of interest (MSC Azov, MSC Ajaccio, MSC Amalfi, Leonidio and Kyparissia)	(84,765)
Total lease payments	392,959
Less: Financing costs, net	(4,375)
Total lease payments, net	$ 388,584